Information by Segment - By Business Unit (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 37,476	[1]	$ 781,585	$ 702,692	$ 597,008
Intercompany revenue			0	0	0
Cost of goods sold	22,060	[1]	460,072	423,185	355,490
Gross profit	15,416	[1]	321,513	279,507	241,518
Administrative expenses	1,874	[1]	39,085	32,307	28,077
Selling expenses	10,163	[1]	211,966	188,732	149,145
Other income	172	[1]	3,588	13,102	1,051
Other expenses	453	[1]	9,440	6,252	2,896
Interest expense	959	[1]	20,002	14,916	15,853
Interest income	571	[1]	11,910	17,609	3,769
Income before income taxes and share of the profit of equity method accounted investees	3,191	[1]	66,547	57,816	46,496
Income taxes			27,389	27,290	15,352
Consolidated net income from continued operations	1,930	[2]	40,236	76,677	34,743
Depreciation and amortization			39,310	34,017	27,319
Non-cash items other than depreciation and amortization			5,616	3,347	3,048
Investments in equity method accounted investees (4)	1,376	[3]		26,247	103,669	$ 28,697
Total assets	40,829	[3]		805,856	798,815	851,536
Total liabilities	$ 22,554	[3]		427,487	461,014	470,405
Investments in fixed assets				38,611	34,410	51,069
Disposals, property, plant and equipment				400	308
Heineken Company
Disclosure of operating segments [line items]
Investments in equity method accounted investees (4)					92,282
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Income taxes			25,433	12,971	13,275
Consolidated net income from continued operations			40,121	44,439	33,320
Discontinued operations
Disclosure of operating segments [line items]
Income taxes			1,956	14,319	2,077
Consolidated net income from continued operations			115	32,238	1,423
Depreciation and amortization			0	0
Non-cash items other than depreciation and amortization			0	0
Investments in equity method accounted investees (4)				0		0
Total assets				25,819		14,395
Total liabilities				11,569		6,952
Investments in fixed assets				0		0
Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			269,600	236,640	220,251
Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			303,767	276,785	233,884
Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			49,755	43,552	9,809
Health Division
Disclosure of operating segments [line items]
Total revenues			79,755	75,355	74,800
Fuel Division
Disclosure of operating segments [line items]
Total revenues			65,189	58,150	51,502
Other (1)
Disclosure of operating segments [line items]
Total revenues			13,519	12,210	6,762
Material reconciling items
Disclosure of operating segments [line items]
Total revenues			(20,489)	(27,977)	(21,392)
Intercompany revenue			(20,489)	(27,977)	(21,392)
Cost of goods sold			(18,648)	(25,673)	(17,607)
Gross profit			(1,841)	(2,304)	(3,785)
Administrative expenses			(997)	(999)	(714)
Selling expenses			(2,787)	(1,716)	(1,490)
Income before income taxes and share of the profit of equity method accounted investees			(1)	(14,436)	(4,894)
Depreciation and amortization			(123)	(1,381)	(575)
Non-cash items other than depreciation and amortization			0	2	68
Investments in equity method accounted investees (4)				0	0	0
Total assets				(94,403)	(88,943)	(115,030)
Total liabilities				(91,213)	(88,951)	(110,921)
Investments in fixed assets				(1,421)	(968)	(2,426)
Material reconciling items | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			(1)	(14,606)	(4,894)
Material reconciling items | Discontinued operations
Disclosure of operating segments [line items]
Intercompany revenue					0
Consolidated net income from continued operations					0
Material reconciling items | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			(10,193)	(8,448)	(6,489)
Intercompany revenue			10,193	8,448	6,489
Cost of goods sold			151,057	134,228	126,440
Administrative expenses			13,678	12,820	11,263
Selling expenses			74,423	63,278	57,718
Material reconciling items | Proximity Division
Disclosure of operating segments [line items]
Intercompany revenue				1,735
Material reconciling items | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			(3,430)	(1,735)	(74)
Intercompany revenue			3,430		74
Cost of goods sold			170,204	161,458	136,372
Administrative expenses			8,642	6,514	6,066
Selling expenses			98,653	84,543	67,842
Material reconciling items | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			0	0	0
Intercompany revenue			0	0	0
Cost of goods sold			28,411	24,930	5,210
Administrative expenses			3,793	3,231	1,294
Selling expenses			15,748	14,371	3,112
Material reconciling items | Health Division
Disclosure of operating segments [line items]
Total revenues			0	(3)	0
Intercompany revenue			0	3	0
Cost of goods sold			55,714	52,859	52,817
Administrative expenses			4,348	2,788	2,918
Selling expenses			16,144	16,404	15,139
Material reconciling items | Fuel Division
Disclosure of operating segments [line items]
Total revenues			(176)	(349)	(311)
Intercompany revenue			176	349	311
Cost of goods sold			57,430	51,155	45,253
Administrative expenses			343	299	227
Selling expenses			4,792	4,548	4,084
Material reconciling items | Other (1)
Disclosure of operating segments [line items]
Total revenues			(6,690)	(17,442)	(14,518)
Intercompany revenue			6,690	17,442	14,518
Cost of goods sold			15,904	24,228	7,005
Administrative expenses			9,278	7,654	7,023
Selling expenses			4,993	7,304	2,740
Operating segments
Disclosure of operating segments [line items]
Total revenues			802,074	730,669	618,400
Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Total revenues					0
Gross profit					0
Income before income taxes and share of the profit of equity method accounted investees					0
Depreciation and amortization					0
Non-cash items other than depreciation and amortization					0
Investments in equity method accounted investees (4)					0
Total assets					179,277
Total liabilities					45,094
Investments in fixed assets					0
Operating segments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			279,793	245,088	226,740
Gross profit			128,736	110,860	100,300
Income before income taxes and share of the profit of equity method accounted investees			36,011	28,792	25,787
Depreciation and amortization			13,659	10,531	10,425
Non-cash items other than depreciation and amortization			2,405	1,707	1,738
Investments in equity method accounted investees (4)				9,246	8,452	10,233
Total assets				273,512	277,995	307,986
Total liabilities				139,808	146,119	157,445
Investments in fixed assets				21,396	19,665	29,553
Operating segments | Coca-Cola FEMSA | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			24,549	20,226	19,626
Operating segments | Proximity Division
Disclosure of operating segments [line items]
Total revenues				278,520
Gross profit				117,062
Income before income taxes and share of the profit of equity method accounted investees				16,060
Depreciation and amortization				12,937
Non-cash items other than depreciation and amortization				509
Investments in equity method accounted investees (4)				1,690
Total assets				176,836
Total liabilities				149,131
Investments in fixed assets				13,387
Operating segments | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			307,197	278,520	233,958
Gross profit			136,993		97,586
Income before income taxes and share of the profit of equity method accounted investees			18,987		17,198
Depreciation and amortization			15,591		11,571
Non-cash items other than depreciation and amortization			975		511
Investments in equity method accounted investees (4)					2,650	827
Total assets					143,877	240,312
Total liabilities					119,991	182,428
Investments in fixed assets					9,931	16,239
Operating segments | Proximity Americas Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			15,915	13,767	14,129
Operating segments | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			49,755	43,552	9,809
Gross profit			21,344	18,622	4,599
Income before income taxes and share of the profit of equity method accounted investees			1,116	388	218
Depreciation and amortization			5,046	4,700	826
Non-cash items other than depreciation and amortization			161	148	6
Investments in equity method accounted investees (4)				0	0	0
Total assets				39,833	38,759	45,411
Total liabilities				37,876	36,647	42,373
Investments in fixed assets				1,654	544	2,270
Operating segments | Proximity Europe Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			791	412	(84)
Operating segments | Health Division
Disclosure of operating segments [line items]
Total revenues			79,755	75,358	74,800
Gross profit			24,041	22,499	21,983
Income before income taxes and share of the profit of equity method accounted investees			(1,049)	(166)	1,659
Depreciation and amortization			3,668	3,447	3,291
Non-cash items other than depreciation and amortization			635	1,296	394
Investments in equity method accounted investees (4)				1	1	1
Total assets				64,888	60,960	73,240
Total liabilities				48,357	47,798	57,768
Investments in fixed assets				1,750	2,868	1,835
Operating segments | Health Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			(1,644)	3,753	1,059
Operating segments | Fuel Division
Disclosure of operating segments [line items]
Total revenues			65,365	58,499	51,813
Gross profit			7,935	7,344	6,560
Income before income taxes and share of the profit of equity method accounted investees			1,218	699	1,543
Depreciation and amortization			1,293	1,137	1,062
Non-cash items other than depreciation and amortization			44	13	59
Investments in equity method accounted investees (4)				19	19	0
Total assets				25,124	24,102	25,320
Total liabilities				20,267	19,574	19,528
Investments in fixed assets				186	157	398
Operating segments | Fuel Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			930	329	1,137
Operating segments | Other (1)
Disclosure of operating segments [line items]
Total revenues			20,209	29,652	21,280
Gross profit			4,305	5,424	14,275
Income before income taxes and share of the profit of equity method accounted investees			10,265	26,479	4,985
Depreciation and amortization			176	2,646	719
Non-cash items other than depreciation and amortization			1,396	(328)	272
Investments in equity method accounted investees (4)				15,291	92,547	17,636
Total assets				294,247	162,788	259,902
Total liabilities				111,692	134,742	114,832
Investments in fixed assets				1,659	2,213	$ 3,200
Operating segments | Other (1) | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Consolidated net income from continued operations			$ (419)	$ 20,558	$ 2,347

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4